Non-controlling interest (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Stockholders' Equity Attributable to Noncontrolling Interest [Abstract]
Payment to acquire ownership interest	$ 0.0
Borr Jack-Up XVI Inc
Stockholders' Equity Attributable to Noncontrolling Interest [Abstract]
Percentage of non-controlling interests	10.00%